BARCLAYS GLOBAL INVESTORS FUNDS

Bond Index Fund
S&P 500 Stock Fund

Supplement dated July 28, 2006 to the
Statement of Additional Information (“SAI”) dated May 1, 2006

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the SAI. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

On page 9 of the SAI, the last two sentences in the first paragraph below the heading, “Investment Companies and Exchange-Traded Funds” are replaced in full with the following sentences:

“Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above.”

The section in the SAI “Portfolio Managers” is revised and superseded by adding the following after the second table in such section:

The below table reflects, for each Bond Index Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of December 31, 2005.

Lee Sterne	Number of	Aggregate of Total Assets
other Accounts Managed
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	1	$2,466,800,000
Other Accounts	N/A	N/A

Rachel Baratiak	Number of	Aggregate of Total Assets
other Accounts Managed
Registered Investment Companies	N/A	N/A
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

BARCLAYS GLOBAL INVESTORS FUNDS

 Money Market Fund
Prime Money Market Fund
Institutional Money Market Fund
Government Money Market Fund
Treasury Money Market Fund

(Premium, Institutional, Select, Trust and Aon Captives Shares)

Supplement dated July 28, 2006 to the
Statement of Additional Information (“SAI”) dated May 1, 2006

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the SAI. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

On page 9 of the SAI, the last two sentences in the paragraph with the heading, “Investment Company Securities” are replaced in full with the following sentences:

“Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above.”

BARCLAYS GLOBAL INVESTORS FUNDS

 LifePath(R) Retirement Portfolio
LifePath 2010 Portfolio
LifePath 2020 Portfolio
LifePath 2030 Portfolio
LifePath 2040 Portfolio

(Class I and Class R Shares)

Supplement dated July 28, 2006 to the
Statement of Additional Information (“SAI”) dated May 1, 2006

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the SAI. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

On page 14 of the SAI, the first two paragraphs with the heading, “Investment Companies, REITs” are replaced in full with the following paragraph:

“The Underlying Funds may invest in the securities of other investment companies (including money market funds) and certain of the Underlying Funds may invest in real estate investment trusts (“REITs”) to the extent allowed by law. Under the 1940 Act, an Underlying Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund’s total assets with respect to any one investment company and (iii) 10% of the Underlying Fund’s total assets of investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Underlying Fund.”